MANAGEMENT OF RISKS ARISING FROM HOLDING FINANCIAL INSTRUMENTS - Contractual Maturities of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Principal repayments
Principal repayments of borrowings	$ 10,875	$ 9,077
Principal repayment of borrowings	10,875	9,077
Non-recourse borrowings of managed entities	165,057	139,324
Subsidiary equity obligations	4,308	3,699
Interest expense
Corporate borrowings	5,533	5,450
Non-recourse borrowings	34,838	28,556
Subsidiary equity obligations	723	575
Insurance contracts that are liabilities	9,041	8,223
Undiscounted Finance Lease Payments to be Paid [Member]
Interest expense
Insurance contracts that are liabilities	18,710	15,375
Less than 1 year
Principal repayments
Principal repayments of borrowings	0
Principal repayment of borrowings		0
Non-recourse borrowings of managed entities	31,683	21,108
Subsidiary equity obligations	546	799
Interest expense
Corporate borrowings	420	405
Non-recourse borrowings	5,918	5,145
Subsidiary equity obligations	162	147
Less than 1 year | Undiscounted Finance Lease Payments to be Paid [Member]
Interest expense
Insurance contracts that are liabilities	1,156	815
1 to 3 Years
Principal repayments
Principal repayments of borrowings	1,138
Principal repayment of borrowings		467
Non-recourse borrowings of managed entities	45,186	29,399
Subsidiary equity obligations	1,563	1,147
Interest expense
Corporate borrowings	802	793
Non-recourse borrowings	10,130	8,788
Subsidiary equity obligations	300	213
1 to 3 Years | Undiscounted Finance Lease Payments to be Paid [Member]
Interest expense
Insurance contracts that are liabilities	2,389	1,682
Later than four years and not later than five years [member]
Principal repayments
Principal repayments of borrowings	2,566
Principal repayment of borrowings		1,630
Non-recourse borrowings of managed entities	41,918	40,049
Subsidiary equity obligations	544	800
Interest expense
Corporate borrowings	659	659
Non-recourse borrowings	6,832	6,310
Subsidiary equity obligations	228	171
Commercial paper and credit facility draws outstanding	912
Later than four years and not later than five years [member] | Undiscounted Finance Lease Payments to be Paid [Member]
Interest expense
Insurance contracts that are liabilities	1,615	1,123
Greater than 5 years
Principal repayments
Principal repayments of borrowings	7,171
Principal repayment of borrowings		6,980
Non-recourse borrowings of managed entities	46,270	48,768
Subsidiary equity obligations	1,655	953
Interest expense
Corporate borrowings	3,652	3,593
Non-recourse borrowings	11,958	8,313
Subsidiary equity obligations	33	44
Greater than 5 years | Undiscounted Finance Lease Payments to be Paid [Member]
Interest expense
Insurance contracts that are liabilities	$ 13,550	$ 11,755